7. CAPITAL ADVANCES & COMMITMENTS (Details)	12 Months Ended
Dec. 31, 2025 CAD ($)
Residential property located in Sharjah, United Arab Emirates
Payments to Acquire Real Estate	$ 898,313
Four residential properties located in Ajman, Dubai, and Sharjah, United Arab Emirates
Payments to Acquire Real Estate	$ 4,359,821